World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2014

Dates Covered
Collections Period	03/01/14 - 03/31/14
Interest Accrual Period	03/17/14 - 04/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/14	661,155,111.26	30,372
Yield Supplement Overcollateralization Amount at 02/28/14	24,079,501.67	0
Receivables Balance at 02/28/14	685,234,612.93	30,372
Principal Payments	19,367,489.92	375
Defaulted Receivables	1,066,293.67	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/14	22,999,718.90	0
Pool Balance at 03/31/14	641,801,110.44	29,949

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	6,175,013.25	310
Past Due 61-90 days	1,415,443.88	63
Past Due 91 + days	385,637.11	17
Total	7,976,094.24	390

Total 31+ Delinquent as % Ending Pool Balance	1.24%

Recoveries	646,421.74

Aggregate Net Losses/(Gains) - March 2014	419,871.93

Overcollateralization Target Amount	28,881,049.97
Actual Overcollateralization	28,881,049.97

Weighted Average APR	3.66%
Weighted Average APR, Yield Adjusted	5.29%
Weighted Average Remaining Term	58.74

Flow of Funds	$ Amount

Collections	21,939,835.83
Advances	(209.15)
Investment Earnings on Cash Accounts	2,656.30
Servicing Fee	(571,028.84)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,371,254.14

Distributions of Available Funds
(1) Class A Interest	384,543.01
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,422,213.91
(7) Distribution to Certificateholders	542,124.32
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,371,254.14

Servicing Fee	571,028.84
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 03/17/14	633,342,274.38
Principal Paid	20,422,213.91
Note Balance @ 04/15/14	612,920,060.47

Class A-1
Note Balance @ 03/17/14	38,057,274.38
Principal Paid	20,422,213.91
Note Balance @ 04/15/14	17,635,060.47
Note Factor @ 04/15/14	11.8356111%

Class A-2
Note Balance @ 03/17/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	235,000,000.00
Note Factor @ 04/15/14	100.0000000%

Class A-3
Note Balance @ 03/17/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	235,000,000.00
Note Factor @ 04/15/14	100.0000000%

Class A-4
Note Balance @ 03/17/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	109,676,000.00
Note Factor @ 04/15/14	100.0000000%

Class B
Note Balance @ 03/17/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 04/15/14	15,609,000.00
Note Factor @ 04/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	406,915.91
Total Principal Paid	20,422,213.91
Total Paid	20,829,129.82

Class A-1
Coupon	0.24000%
Interest Paid	7,357.74
Principal Paid	20,422,213.91
Total Paid to A-1 Holders	20,429,571.65

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	94,000.00

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5467206
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.4387015
Total Distribution Amount	27.9854221

A-1 Interest Distribution Amount	0.0493808
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.0618383
Total A-1 Distribution Amount	137.1112191

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.4000000

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/14	73,495.61
Balance as of 03/31/14	73,286.46
Change	(209.15)

Reserve Account
Balance as of 03/17/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 04/15/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61